Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	2024		2023	2022

Acquisition cost	Ps.	1,891,360	1,883,780	1,878,269
Accumulated depreciation		(321,137)	(233,827)	(134,387)

	Ps.	1,570,223	1,649,953	1,743,882

Schedule of Intangible Assets Acquisition Cost
Acquisition cost:	As of December 31, 2023		Additions	Disposals	Foreign currency translation	As of December 31, 2024

Brand	Ps.	1,102,106	-	-	-	1,102,106
Customer relationships		617,808	-	-	-	617,808
Software		158,242	7,478	-	-	165,720
Brands and logo rights		5,624	102	-	-	5,726

	Ps.	1,883,780	7,580	-	-	1,891,360
Acquisition cost:	As of December 31, 2022		Additions	Disposals	Foreign currency translation	As of December 31, 2023

Brand	Ps.	1,102,106	-	-	-	1,102,106
Customer relationships		617,808	-	-	-	617,808
Software		152,783	5,459	-	-	158,242
Brands and logo rights		5,572	52	-	-	5,624

	Ps.	1,878,269	5,511	-	-	1,883,780
Acquisition cost:	As of January 1, 2022		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2022

Brand	Ps.	253,000	840,616	9,493	-	(1,003)	1,102,106
Customer relationships		64,000	553,808	-	-	-	617,808
Software		111,340	-	41,443	-	-	152,783
Brands and logo rights		5,463	-	109	-	-	5,572

	Ps.	433,803	1,394,424	51,045	-	(1,003)	1,878,269

Schedule of Intangible Assets Accumulated Amortization
Accumulated amortization:	As of December 31, 2023		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2024

Customer relationships	Ps.	(142,146)	(52,451)	-	3,743	(190,854)
Software		(86,522)	(38,517)	-	-	(125,039)
Brands and logo rights		(5,159)	(85)	-	-	(5,244)

	Ps.	(233,827)	(91,053)	-	3,743	(321,137)
Accumulated amortization:	As of December 31, 2022		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2023

Customer relationships	Ps.	(84,145)	(52,551)	-	(5,450)	(142,146)
Software		(45,159)	(41,363)	-	-	(86,522)
Brands and logo rights		(5,083)	(76)	-	-	(5,159)

	Ps.	(134,387)	(93,990)	-	(5,450)	(233,827)
Accumulated amortization:	As of January 1, 2022		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2022

Customer relationships	Ps.	(43,733)	(40,412)	-	-	(84,145)
Software		(15,473)	(29,686)	-	-	(45,159)
Brands and logo rights		(4,837)	(246)	-	-	(5,083)

	Ps.	(64,043)	(70,344)	-	-	(134,387)

Schedule of Customers Relationships Balance

The customers relationships balance of the Group is described below:

	As of December 31:
	2024		2023	2022

Betterware	Ps.	1,067	7,467	13,867
Jafra Mexico		425,887	468,195	519,796
Total of customers relationships	Ps.	426,954	475,662	533,663